UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ];          Amendment Number:
This Amendment (Check only one):      [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Raiff Partners, Inc.
Address:                  152 West 57th Street
                          New York, NY  10019

Form 13F File Number:     28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Sheldon Brody
Title:     Chief Financial Officer
Phone:     212-247-6509

Signature, Place and Date of Signing:

/s/ Sheldon Brody                 New York, NY               November 13, 2012
-----------------                 ------------               -----------------

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE
Raiff Partners, Inc.
28-5866

Report Summary:

Number of other Included Managers:                              3
Form 13F Information Table Entry Total:                        25
Form 13F Information Table Value Total:     $ 109,844 (thousands)

List of Other Included Managers:

No.    Form 13F File No.     Name
---    -----------------     ----

01     28-5534               Centurion Advisors, L.P.
02     28-5414               Centurion Investment Group, L.P.
03     28-7106               Centurion Investors, LLC

                             FORM 13F AS OF 9/30/12
                    REPORTING MANAGER: RAIFF PARTNERS, INC.


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Column 1                           Column 2       Column 3   Column 4             Column 5    Column 6   Column 7     Column 8

                                                           Fair Market Shares or
                                     Title         Cusip      Value    Principal  SH/  PUT/  Investment   Other    Voting Authority
Name of Issuer                     of Class        Number    x $1,000    Amount   PRN  CALL  Discretion  Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                      CS          02209S103     2,504     75,000   SH          DEFINED    1,2,3   75,000
AMERICAN CAPITAL AGENCY CORP          CS          02503X105     3,460    100,000   SH          DEFINED    1,2,3  100,000
AMERICAN EXPRESS                      CS          025816109     2,559     45,000   SH          DEFINED    1,2,3   45,000
ANWORTH MORTGAGE ASSET CORP           CS          037347101       816    120,000   SH          DEFINED    1,2,3  120,000
APOLLO INVESTMENT CORP                CS          03761U106     5,516    700,000   SH          DEFINED    1,2,3  700,000
APPLE INC                             CS          037833100    26,684     40,000   SH          DEFINED    1,2,3   40,000
ARES CAPITAL CORPORATION              CS          04010L103     6,205    362,000   SH          DEFINED    1,2,3  362,000
AT&T                                  CS          00206R102     4,713    125,000   SH          DEFINED    1,2,3  125,000
BARCLAYS PLC ADR                      ADR         06738E204     4,300    310,000   SH          DEFINED    1,2,3  310,000
CENTURYLINK INC                       CS          156700106     7,232    179,000   SH          DEFINED    1,2,3  179,000
CREDIT SUISSE HIGH YIELD BOND FUND    SH BEN INT  22544F103     1,287    390,000   SH          DEFINED    1,2,3  390,000
G-III APPAREL GROUP LTD               CS          36237H101     2,154     60,000   SH          DEFINED    1,2,3   60,000
GOOGLE INC                            CL A        38259P508    10,563     14,000   SH          DEFINED    1,2,3   14,000
ISTAR FINANCIAL INC                   CS          45031U101     2,111    255,000   SH          DEFINED    1,2,3  255,000
KKR FINANCIAL HOLDINGS LLC            CS          48248A306     4,121    410,000   SH          DEFINED    1,2,3  410,000
KKR & CO LP                           COM UNITS   48248M102     1,511    100,000   SH          DEFINED    1,2,3  100,000
MELCO CROWN ENTERTAINMENT LTD         ADR         585464100     2,089    155,000   SH          DEFINED    1,2,3  155,000
PFIZER INC                            CS          717081103     2,609    105,000   SH          DEFINED    1,2,3  105,000
REGAL ENTERTAINMENT GROUP             CL A        758766109     4,573    325,000   SH          DEFINED    1,2,3  325,000
RESEARCH IN MOTION LTD                CS          760975102     1,500    200,000   SH          DEFINED    1,2,3  200,000
SEADRILL,LTD                          SHS         G7945E105       392     10,000   SH          DEFINED    1,2,3   10,000
STARWOOD PROPERTY TRUST INC           CS          85571B105       698     30,000   SH          DEFINED    1,2,3   30,000
US AIRWAYS GROUP INC                  CS          90341W108     6,328    605,000   SH          DEFINED    1,2,3  605,000
VALIDUS HOLDINGS LTD                  CS          G9319H102     1,017     30,000   SH          DEFINED    1,2,3   30,000
VERIZON COMMUNICATION INC             CS          92343V104     4,557    100,000   SH          DEFINED    1,2,3  100,000
WELLS FARGO & CO                      CS          949746101       345     10,000   SH          DEFINED    1,2,3   10,000


TOTAL PORTFOLIO                                               109,844

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